Stockholders' Equity (Securities Purchase Agreement) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 16, 2015	Nov. 25, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Oct. 24, 2014	Sep. 16, 2013	May 10, 2012
Class of Stock [Line Items]
Sale of Class C convertible redeemable preferred stock					$ 0	$ 10,000	$ 10,000	$ 0
Number of warrants issued (in warrants)											21,364
Warrants, exercise price per share (in dollars per warrant)										$ 92	$ 640
Stock compensation expense related to issuance of warrants					$ 0	208	$ 4,140	$ 0
Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)			10,000		10,000		10,000	0
Accretion of dividends			$ 303	$ 99	$ 916	$ 164
Securities Purchase Agreement
Class of Stock [Line Items]
Stock compensation expense related to issuance of warrants							$ 2,091
Securities Purchase Agreement | Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Accretion of dividends							468
Securities Purchase Agreement | Affiliated Entity
Class of Stock [Line Items]
Stock compensation expense related to issuance of warrants							$ 2,049
Securities Purchase Agreement | Affiliated Entity | Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Temporary equity, shares subscribed but unissued (in shares)							10,000		10,000
Temporary equity, shares subscribed but unissued, subscriptions receivable							$ 10,000		$ 10,000
Warrants unissued (in warrants)							500,000		500,000
Exercise price above market value of common stock (as a percent)	10.00%	10.00%					10.00%		10.00%
Temporary equity, shares issued (in shares)	7,000	3,000
Sale of Class C convertible redeemable preferred stock	$ 7,000	$ 3,000
Number of warrants issued (in warrants)	350,000	150,000
Stock compensation expense related to issuance of warrants							$ 2,091
SIC III Line Of Credit Note | Securities Purchase Agreement | Affiliated Entity | Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Class of warrant or right, unissued, number of warrants issued for each $1,000 paid for temporary equity shares (in warrants)	50,000								50,000
Warrants, exercise price per share (in dollars per warrant)	$ 1.78	$ 2.98